Related Parties and Related Commitments and Contingencies - Net Transfer From (to) Parent (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 27, 2024	Sep. 27, 2024	Dec. 29, 2023	Sep. 29, 2023	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Related Party Transaction [Line Items]
Net transfer from Parent	$ (92)	$ 583	$ 152	$ 19			$ 275	$ 376	$ (922)
Non-cash transfers of liability for unrecognized tax benefits transferred from Parent					$ 14	$ 0
Non-cash transfers of strategic investments from Parent					7	0
Non-cash transfers of other assets and liabilities, net, from Parent					37	0
Non-cash transfers of property, plant and equipment from Parent					25	2
Non-cash transfers of Notes due to Parent transferred from Parent					673	0
Non-cash transfers of Notes due from Parent transferred to Parent					0	113
Non-cash transfers of deferred taxes from Parent					0	8
The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Net transfer from Parent							275	376	(922)
Non-cash transfers of property, plant and equipment from Parent							11	18	13
Non-cash transfers of Notes due from Parent transferred to Parent							(113)	(316)	0
Related Party
Related Party Transaction [Line Items]
Net transfer from Parent					491	171
Non-cash transfers of liability for unrecognized tax benefits transferred from Parent					14	0
Accumulated other comprehensive loss transferred from Parent					6	0
Non-cash transfers of strategic investments from Parent					(7)	0
Non-cash transfers of other assets and liabilities, net, from Parent					(37)	0
Non-cash transfers of property, plant and equipment from Parent					(25)	(2)
Non-cash transfers of Notes due to Parent transferred from Parent					(673)	0
Non-cash transfers of Notes due from Parent transferred to Parent					0	113
Non-cash transfers of deferred taxes from Parent					0	(8)
Net transfers from (to) Parent per Condensed Combined Statements of Cash Flows					$ (231)	$ 274
Related Party | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Non-cash transfers of property, plant and equipment from Parent							(11)	(18)	(13)
Non-cash transfers of Notes due from Parent transferred to Parent							113	316	0
Non-cash transfers of deferred taxes from Parent							17	2	2
Net transfers from (to) Parent per Condensed Combined Statements of Cash Flows							$ 394	$ 676	$ (933)